Offerings - Offering: 1	Nov. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.10 per share
Amount Registered | shares	165,342
Proposed Maximum Offering Price per Unit	99.60
Maximum Aggregate Offering Price	$ 16,468,063.20
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,432.72
Offering Note	(1) Consists of up to 165,342 shares of the registrant's Class A common stock of Centrus Energy Corp. (the "Company") that may be sold by Ventura Trust, not in its corporate capacity but solely in its capacity as trustee of the Westerman Employee Stock Ownership Trust (the "selling stockholder") from time to time. Such shares were issued to the selling stockholder upon the closing of the Company's acquisition of Westerman Holdings, LLC ("Westerman") pursuant to the Membership Interest Purchase Agreement, dated as of October 16, 2026, by and among the Company, the selling stockholder and Westerman. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act and based upon the average of the high and low prices of the Class A common stock, as reported on the New York Stock Exchange on October 26, 2026.